Provisions - Restructuring-related provision (Detail) - Restructuring provision [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Provisions - Text Details (Detail) [Line Items]
Other provisions at beginning of period	€ 114	€ 112	€ 201
Additional provisions, other provisions	175	136	150
Provision used, other provisions	97	98	96
Unused provision reversed, other provisions	34	37	37
Other provisions at end of period	156	114	112
Connected Care [Member]
Provisions - Text Details (Detail) [Line Items]
Other provisions at beginning of period	22	15	11
Additional provisions, other provisions	33	24	24
Provision used, other provisions	16	10	12
Unused provision reversed, other provisions	9	8	7
Other provisions at end of period	28	22	15
Diagnosis & Treatment [Member]
Provisions - Text Details (Detail) [Line Items]
Other provisions at beginning of period	57	45	16
Additional provisions, other provisions	51	62	54
Provision used, other provisions	37	38	19
Unused provision reversed, other provisions	10	12	5
Other provisions at end of period	61	57	45
Other [Member]
Provisions - Text Details (Detail) [Line Items]
Other provisions at beginning of period	26	45	37
Additional provisions, other provisions	57	42	52
Provision used, other provisions	31	45	27
Unused provision reversed, other provisions	11	16	16
Other provisions at end of period	42	26	45
Personal Health [Member]
Provisions - Text Details (Detail) [Line Items]
Other provisions at beginning of period	9	6	4
Additional provisions, other provisions	33	8	12
Provision used, other provisions	12	5	4
Unused provision reversed, other provisions	4	1	5
Other provisions at end of period	€ 25	€ 9	€ 6